Warrant Liabilities - Summary of Warrant Liabilities (Detail) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Current Warrant Liability [Line Items]
Total, all current	$ 8,880,038	$ 710,924
Warrants [member]
Disclosure Of Detailed Information About Current Warrant Liability [Line Items]
Warrant liability related to business acquisition	709,835	710,924
Other warrant liability (ATB, subject to change)	195,066
Total, all current	8,880,038	$ 710,924
Warrants [member] | US$ equity financing [Member]
Disclosure Of Detailed Information About Current Warrant Liability [Line Items]
Derivative warrant liabilities	6,106,596
Warrants [member] | 2021 Debentures [Member]
Disclosure Of Detailed Information About Current Warrant Liability [Line Items]
Derivative warrant liabilities	$ 1,868,541